Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$25,723
Long term assets	2,733
Current liabilities	(35,308)
Long-term liabilities	(18,155)
Redeemable non-controlling interest	(43,531)
Non-controlling interests	(3,629)
$(72,167)

Note consideration	$(776)
Cash consideration, net of cash acquired of $22,984	(37,735)
Acquisition date fair value of contingent consideration	(9,556)
Total purchase consideration	$(48,067)

Gain on revaluation of previously held equity investment	$(820)

Acquired intangible assets	$52,244
Goodwill	$68,810
Aggregate Acquisitions

Current assets	$30,427
Long term assets	3,164
Current liabilities	(21,169)
Long-term liabilities	(1,080)
Redeemable non-controlling interests	(753)
Non-controlling interests	(1,153)
$9,436

Note consideration	$(655)
Cash consideration, net of cash acquired of $419	(19,153)
Acquisition date fair value of contingent consideration	(1,944)
Total purchase consideration	$(21,752)

Acquired intangible assets	$7,420
Goodwill	$4,896
Aggregate Acquisitions

Current assets	$1,819
Long term assets	1,277
Current liabilities	(4,235)
Long-term liabilities	(1,779)
Redeemable non-controlling interests	(7,238)
$(10,156)

Cash consideration, net of cash acquired of $531	$(22,975)
Acquisition date fair value of contingent consideration	(3,482)
Total purchase consideration	$(26,457)

Acquired intangible assets	$16,586
Goodwill	$20,027

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2013	$59,564	$7,231
Supplemental pro forma for 2013 (unaudited)	2,396,038	50,012
Supplemental pro forma for 2012 (unaudited)	2,239,847	47,141
Supplemental pro forma for 2011 (unaudited)	2,090,509	82,292